EMPLOYEE BENEFIT PLANS - Sensitivity Analysis (Details) - Defined benefit plan R$ in Thousands	Dec. 31, 2020 BRL (R$)
Discount rate
Sensitivity analysis regarding the relevant assumptions of the plans
Changes in premise (as a percent)	0.50%
Increase in present value, net	R$ (729,203)
Decrease in present value, net	R$ 824,894
Medical cost growth rate
Sensitivity analysis regarding the relevant assumptions of the plans
Changes in premise (as a percent)	1.00%
Increase in present value, net	R$ 876,554
Decrease in present value, net	R$ (689,324)